Short Term And Long Term Investments (Summary Of Amortized Costs, Gross Unrealized Gains And Losses And Estimated Fair Values Of Available-For-Sale Marketable Securities) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 310,758	$ 354,991
Gross unrealized gains	4,307	4,697
Gross unrealized losses	120	1,557
Estimated fair value, Total	314,945	358,131
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	190,826	201,301
Gross unrealized gains	3,787	3,089
Gross unrealized losses	60	1,556
Estimated fair value, Total	194,553	202,834
U.S. Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	13,227	18,302
Gross unrealized gains	276	1,180
Gross unrealized losses	60
Estimated fair value, Total	13,443	19,482
U.S. Government Agency Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	375	10,709
Gross unrealized gains		40
Gross unrealized losses		1
Estimated fair value, Total	375	10,748
Israeli Treasury Bills [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	106,330	124,679
Gross unrealized gains	244	388
Gross unrealized losses
Estimated fair value, Total	$ 106,574	$ 125,067